RELATED PARTY TRANSACTIONS - Other Transactions, Indemnifications and Guarantees (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 13, 2016	Oct. 12, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Dividends received			$ 55,517	$ 52,800	$ 61,967
Minimum quarterly distribution per unit (USD per share)	$ 0.5775	$ 0.3850
Guarantees issued to Golar Partners			11,429	16,493
Golar Partners
Related Party Transaction [Line Items]
Indemnification under the Omnibus Agreement						$ 3,300
Dividends received			$ 55,300	52,100	61,300
Minimum charter term for rights of first offer			5 years
Golar Partners | Tax lease indemnification
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners			$ 11,500	11,500
Golar Partners | Other Non-Operating Expense
Related Party Transaction [Line Items]
Indemnification under the Omnibus Agreement			$ 0	$ 0	$ 500
Golar Partners, Common Unit
Related Party Transaction [Line Items]
Number of units (in shares)	2,994,364
Number of earn-out units (in shares)	748,592
Golar Partners, General Partner Units
Related Party Transaction [Line Items]
Number of units (in shares)	61,109
Number of earn-out units (in shares)	15,278